Bank Indebtedness - Additional Information (Detail)	12 Months Ended								12 Months Ended		12 Months Ended
	Mar. 30, 2013 USD ($)	Mar. 30, 2013 CAD	Mar. 31, 2012 USD ($)	Feb. 10, 2013 USD ($)	Jan. 20, 2013 USD ($)	Aug. 31, 2012	Mar. 31, 2012 Prior to amendment [Member]	Mar. 31, 2012 After Amendment [Member] USD ($)	Mar. 30, 2013 Minimum [Member]	Mar. 31, 2012 Minimum [Member]	Mar. 30, 2013 Maximum [Member]	Mar. 31, 2012 Maximum [Member]	Mar. 31, 2012 Tranche A [Member] Minimum [Member] Prior to amendment [Member]	Mar. 31, 2012 Tranche A [Member] Maximum [Member] Prior to amendment [Member]	Mar. 31, 2012 Tranche B [Member] Minimum [Member] After Amendment [Member]	Mar. 31, 2012 Tranche B [Member] Maximum [Member] After Amendment [Member]	Mar. 31, 2012 Senior secured revolving credit facility [Member] USD ($)	Mar. 31, 2012 Senior secured revolving credit facility [Member] Senior secured credit facility extended revolving [Member] USD ($)	Mar. 31, 2012 Senior secured revolving credit facility [Member] Tranche A [Member] USD ($)	Mar. 31, 2012 Senior secured revolving credit facility [Member] Tranche B [Member] USD ($)	Mar. 31, 2012 Senior secured term loan credit facility [Member] USD ($)
Credit Facilities [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity																	$ 132,000,000	$ 115,000,000	$ 124,000,000	$ 12,500,000	$ 12,500,000
Amendment Description			The $132 million senior secured revolving credit facility was amended and extended for a total of $115 million and bears interest at a floating rate of LIBOR plus 2.25% to LIBOR plus 3.0% (based on interest coverage and excess availability thresholds).
Credit Facility Interest rate-Fixed percentage added to LIBOR										2.25%		3.00%	2.50%	3.00%	4.50%	5.00%
Interest rate reduced on senior secured term loan						9.50%	16.00%	11.00%
Basis spread on variable rate						6.50%	12.00%	8.00%
Secured Long Term Debt								18,000,000
Line of Credit Facility Expiration Date			Jun. 30, 2015
Senior secured revolving credit facility which had an outstanding balance	67,300,000		61,600,000
Discretionary reserve limit	5.00%	5.00%
Senior secured revolving credit facility, seasonal availability block				5,000,000	12,500,000
Senior secured revolving credit facility, increase or decrease in the amount of excess availability	369,000
Senior secured revolving credit facility, excess availability	16,400,000
Foreign exchange	1.00	1.00
Aggregate dividend payment											33.00%
Fixed charge coverage ratio									1.00		1.30
Minimum excess availability	30,000,000
Mortgage on moveable property (general) under the Civil Code (Quebec)	$ 246,160,000	250,000,000